Income Tax - Summary of Profit Before Tax Differences Calculated (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	23.50%	19.00%	19.00%